July 25, 2023

BNY MELLON FUNDS TRUST

-BNY Mellon Asset Allocation Fund

-BNY Mellon Mid Cap Multi-Strategy Fund

Supplement to Current Prospectus

Effective September 29, 2023 (the "Effective Date"), the following information will supersede and replace the information in the third paragraph in the section "Fund Summary – BNY Mellon Asset Allocation Fund – Portfolio Management" in the prospectus:

Michael Mongelluzzo is the fund's primary portfolio manager responsible for managing the portion of the fund's assets invested directly in large cap equity securities. Mr. Mongelluzzo has been primary portfolio manager of the fund with respect to such portion of the fund's assets since December 2019. Mr. Mongelluzzo is vice president and portfolio manager on the Tax-Managed Equity team at BNY Mellon Wealth Management. Mr. Mongelluzzo also is an employee of BNYM Investment Adviser and manages the portion of the fund's assets invested directly in large cap equity securities in his capacity as an employee of BNYM Investment Adviser.

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As of the Effective Date, the following information will supersede and replace the information in the third paragraphs in the section "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Michael Mongelluzzo is the primary portfolio manager responsible for the Mid Cap Tax-Sensitive Core Strategy, a position he has held since September 2023. Mr. Mongelluzzo is vice president and portfolio manager on the Tax-Managed Equity team at BNY Mellon Wealth Management. Mr. Mongelluzzo also is an employee of BNYM Investment Adviser and manages the portion of the fund's assets allocated to this strategy in his capacity as an employee of BNYM Investment Adviser.

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As of the Effective Date, the following chart will replace certain portfolio manager information in the chart in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Manager(s)
BNY Mellon Mid Cap Multi-Strategy Fund

Alicia Levine (investment allocation) and Michael Mongelluzzo (Mid Cap Tax-Sensitive Strategy), Patrick Kent (lead portfolio manager) and Andrew Leger (Opportunistic Mid Cap Value Strategy), John R. Porter III, Karen Behr and Andrew Leger (Mid Cap Growth Strategy), Joseph F. Feeney, Jr. and Steven L. Pollack (Boston Partners Mid Cap Value Strategy) and William A. Priebe, José Muñoz and William Scott Priebe (Geneva Mid Cap Growth Strategy)

BNY Mellon Asset Allocation Fund	Alicia Levine (investment allocation), Michael Mongelluzzo (equity portion) and John F. Flahive (fixed-income portion)

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As of the Effective Date, the information for Thomas Murphy, in the section "Fund Details – Management – Biographical Information" in the prospectus will be removed in its entirety.

MFT-S0723-2